Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Invesco Senior Income Trust

1555 Peachtree Street, N.E.

Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-08743

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it hereby amends the “N-23C-2: Notice by closed-end investment company of intent to purchase their own securities” as filed on January 12, 2018 (the “Original Form N-23C-2”) by Invesco Senior Income Trust (the “Fund”) as follows:

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Term Preferred Shares

Series	Date
Series 2015/11-VVR C-1	On or about May 22, 2018

The Fund intends to redeem all of the outstanding Variable Rate Term Preferred Shares, Series 2015/11-VVR C-1 on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

Except as otherwise expressly amended herein, the terms of the Original Form N-23C-2 remain in full force and effect.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of May, 2018.

INVESCO SENIOR INCOME TRUST

By:	/s/ Elizabeth Nelson
Name:	Elizabeth Nelson
Title:	Assistant Secretary